Note 48 - Minimum Cash and Minimum Capital (Tables)	12 Months Ended
Dec. 31, 2018
Minimum Cash and Minimum Capital Abstract
Table of Minimum Cash
Accounts	December 31, 2018	December 31, 2017	January 1, 2017
Balances at the BCRA
BCRA – current account - not restricted	82,119,608	41,507,590	57,576,161
BCRA – special guarantee accounts – restricted	1,238,252	1,443,333	1,685,174
	83,357,860	42,950,923	59,261,335
Argentine Treasury Bonds in pesos at fixed rate due November 2020	6,936,000	-	-
Liquidity Bills – BCRA	20,202,428	-	-
TOTAL	110,496,288	42,950,923	59,261,335

Table of Minimum Capital
Minimum capital requirements	December 31, 2018	December 31, 2017
Credit risk	18,087,597	18,790,435
Operational risk	3,594,744	3,776,621
Market risk	92,786	545,113
Paid-in	36,274,163	40,321,634
Surplus	14,499,036	17,209,465